Earnings Per Share (Computation of Basic and Diluted Earnings per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net income attributable to common shareholders	$ 493.6	$ 977.7
Diluted numerator	$ 493.6	$ 977.7
Denominator
Weighted average shares of common stock outstanding - basic	289.1	273.6
Stock-based compensation	0.1	0.2
Weighted average shares of common stock outstanding- diluted	289.2	273.8
Earnings per common share
Basic	$ 1.71	$ 3.57
Diluted	$ 1.71	$ 3.57